UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 13, 2018 to March 12, 2018

Commission File Number of issuing entity:  333-191331-07

Central Index Key Number of issuing entity:  0001630477

GS Mortgage Securities Trust 2015-GC28
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-191331

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001576832

MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682511

Starwood Mortgage Funding I LLC
(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3952073
38-3952074
38-7127895
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
A-S			X
PEZ			X
B			X
C			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 12, 2018 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC28.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the GS Mortgage Securities Trust 2015-GC28 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 12, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.43%	0	N/A

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2015-GC28 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from February 13, 2018 to March 12, 2018.

The Depositor has filed a Form ABS-15G on February 12, 2018. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2018. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2018. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, has filed a Form ABS-15G on February 6, 2018. The CIK number of CCREL is 0001558761. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five Mile"), one of the sponsors, has filed a Form ABS-15G on January 29, 2018. The CIK number of MC-Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC ("Starwood "), one of the sponsors, has filed a Form ABS-15G on February 7, 2018. The CIK number of Starwood is 0001682511. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). In September 2017, Royal Park Investments SA/NV (“Royal Park”), one of the plaintiffs in the District Court cases against Wells Fargo Bank, filed a putative class action complaint relating to two trusts seeking declaratory and injunctive relief and money damages based on Wells Fargo Bank’s indemnification from trust funds for legal fees and expenses Wells Fargo Bank incurs or has incurred in defending the District Court case filed by Royal Park. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The Airport Technology Park mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2015-GC28. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $13,386,648.00, a year-to-date figure for the period of January 1, 2017 through December 31, 2017.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC28, relating to the March 12, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ Leah Nivison
Leah Nivison, CEO

Date: March 23, 2018

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC28, relating to the March 12, 2018 distribution.